GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.07%
2,600	Domtar Corp	$ 93,106
6,800	Innospec Inc	606,152
6,300	Kraton Corp(a)	203,427
19,600	PH Glatfelter Co	301,644
92,600	Resolute Forest Products Inc	435,220
39,700	Verso Corp Class A(a)	491,486
		2,131,035
Communications — 2.84%
18,500	Central European Media Enterprises Ltd Class A(a)	83,158
14,100	DHI Group Inc(a)	54,285
9,900	Digi International Inc(a)	134,838
32,400	Extreme Networks Inc(a)	235,710
15,500	GlobalSCAPE Inc	177,785
7,500	IDT Corp Class B(a)	78,975
94,200	Meet Group Inc(a)	308,505
9,200	MSG Networks Inc Class A(a)	149,224
115,200	National CineMedia Inc	944,640
21,500	PC-Tel Inc	180,600
1,400	Preformed Line Products Co	76,426
45,700	Rubicon Project Inc(a)	398,047
6,800	TEGNA Inc	105,604
		2,927,797
Consumer, Cyclical — 9.17%
6,000	Adient PLC	137,760
14,400	American Axle & Manufacturing Holdings Inc(a)	118,368
31,900	Barnes & Noble Education Inc(a)	99,528
19,600	Bed Bath & Beyond Inc(b)	208,544
12,400	BMC Stock Holdings Inc(a)	324,632
34,600	Brinker International Inc	1,476,382
25,000	Commercial Vehicle Group Inc(a)	180,250
12,400	Crocs Inc(a)	344,224
20,900	Dana Inc	301,796
4,800	Deckers Outdoor Corp(a)	707,328
7,500	Denny's Corp(a)	170,737
78,100	Everi Holdings Inc(a)	660,726
7,700	Foundation Building Materials Inc(a)	119,273
2,000	Funko Inc Class A(a)(b)	41,150
13,400	GMS Inc(a)	384,848
6,700	Herman Miller Inc	308,803
2,700	LCI Industries	247,995
9,500	Meritage Homes Corp(a)	668,325
55,700	Meritor Inc(a)	1,030,450
31,600	Modine Manufacturing Co(a)	359,292
37,300	Office Depot Inc	65,462
7,400	Rocky Brands Inc	245,902
17,900	Stoneridge Inc(a)	554,363
4,800	Tempur Sealy International Inc(a)	370,560
Shares		Fair Value
Consumer, Cyclical — (continued)
6,400	Vera Bradley Inc(a)	$ 64,640
14,700	Veritiv Corp(a)	265,776
		9,457,114
Consumer, Non-Cyclical — 16.20%
20,600	Aaron's Inc	1,323,756
42,000	Affimed NV(a)	123,480
59,500	Agenus Inc(a)	153,510
2,800	Alkermes PLC(a)	54,628
2,700	Anika Therapeutics Inc(a)	148,203
20,200	Arena Pharmaceuticals Inc(a)	924,554
8,600	Arrowhead Pharmaceuticals Inc(a)(b)	242,348
800	Barrett Business Services Inc	71,056
5,600	BioSpecifics Technologies Corp(a)	299,712
20,700	Cardtronics PLC Class A(a)	625,968
22,500	CareDx Inc(a)	508,725
10,500	Cerecor Inc(a)	34,545
14,200	Champions Oncology Inc(a)	80,230
2,100	Coca-Cola Consolidated Inc	638,127
9,400	Coherus Biosciences Inc(a)	190,444
11,200	Collectors Universe Inc	318,976
15,200	Cross Country Healthcare Inc(a)	156,560
8,600	Eagle Pharmaceuticals Inc(a)	486,502
4,800	Enanta Pharmaceuticals Inc(a)	288,384
37,200	Ennis Inc	751,812
7,400	FTI Consulting Inc(a)(b)	784,326
10,000	Glaukos Corp(a)(b)	625,100
10,400	Harsco Corp(a)	197,184
9,800	Heidrick & Struggles International Inc	267,540
15,800	Herc Holdings Inc(a)	734,858
43,900	Innoviva Inc(a)	462,706
1,500	Integer Holdings Corp(a)	113,340
600	John B Sanfilippo & Son Inc	57,960
53,400	K12 Inc(a)	1,409,760
7,100	Kforce Inc	268,628
9,100	Lannett Co Inc(a)(b)	101,920
15,600	Lantheus Holdings Inc(a)	391,014
3,700	Medpace Holdings Inc(a)	310,948
4,800	Myriad Genetics Inc(a)(b)	137,424
3,400	Natural Grocers by Vitamin Cottage Inc(a)	33,966
11,100	Pfenex Inc(a)	93,684
5,400	Psychemedics Corp	49,194
9,000	Quanex Building Products Corp	162,720
55,600	Rent-A-Center Inc	1,433,924
6,300	Repligen Corp(a)	483,147
8,600	TreeHouse Foods Inc(a)	476,870
10,300	Turning Point Brands Inc	237,518
9,700	Vectrus Inc(a)	394,305
2,000	Veracyte Inc(a)	48,000
		16,697,556

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Energy — 8.05%
4,600	Adams Resources & Energy Inc	$ 142,600
15,700	Arch Coal Inc Class A(b)	1,164,940
5,000	Archrock Inc	49,850
3,800	Bonanza Creek Energy Inc(a)	85,082
14,600	California Resources Corp(a)(b)	148,920
3,900	CONSOL Energy Inc(a)	60,957
9,800	CVR Energy Inc	431,494
12,300	Delek US Holdings Inc	446,490
4,200	Enphase Energy Inc(a)(b)	93,366
11,000	Era Group Inc(a)	116,160
43,700	Evolution Petroleum Corp	255,208
35,400	Hallador Energy Co	128,148
7,900	ION Geophysical Corp(a)	72,048
12,300	Liberty Oilfield Services Inc Class A(b)	133,209
31,300	Matrix Service Co(a)	536,482
3,700	NACCO Industries Inc Class A	236,467
62,500	Patterson-UTI Energy Inc	534,375
6,700	PDC Energy Inc(a)	185,925
40,700	Peabody Energy Corp	599,104
40,500	Profire Energy Inc(a)(b)	76,545
3,200	Talos Energy Inc(a)	65,056
19,900	TerraForm Power Inc Class A	362,677
177,800	W&T Offshore Inc(a)	776,986
66,000	Warrior Met Coal Inc	1,288,320
38,700	Whiting Petroleum Corp(a)(b)	310,761
		8,301,170
Financial — 38.01%
3,200	1st Source Corp	146,336
3,100	ACNB Corp	106,330
22,000	AG Mortgage Investment Trust Inc REIT	333,300
34,400	American Equity Investment Life Holding Co	832,480
121,100	Anworth Mortgage Asset Corp REIT	399,630
4,200	Apollo Commercial Real Estate Finance Inc REIT	80,514
10,300	Ares Commercial Real Estate Corp REIT(b)	156,869
27,400	ARMOUR Residential REIT Inc	458,950
18,600	Assured Guaranty Ltd	826,956
1,000	BancFirst Corp	55,420
81,400	Bancorp Inc(a)	805,860
8,700	Bank of Commerce Holdings	94,743
3,000	Bank of Marin Bancorp	124,470
7,200	Bankwell Financial Group Inc	198,000
27,300	Banner Corp	1,533,441
7,800	BCB Bancorp Inc	100,152
11,500	Blackstone Mortgage Trust Inc REIT Class A(b)	412,275
34,900	Boston Private Financial Holdings Inc	406,759
20,900	Brighthouse Financial Inc(a)	845,823
92,700	Brightsphere Investment Group Inc	918,657
Shares		Fair Value
Financial — (continued)
18,900	BRT Apartments Corp REIT	$ 275,562
3,600	C&F Financial Corp	189,576
20,700	Central Pacific Financial Corp	587,880
18,600	Central Valley Community Bancorp	378,510
5,800	Century Bancorp Inc Class A	508,080
2,000	Chemung Financial Corp	84,000
2,600	CIT Group Inc	117,806
11,800	ConnectOne Bancorp Inc	261,960
6,500	Customers Bancorp Inc(a)	134,810
47,400	DiamondRock Hospitality Co REIT(b)	485,850
32,100	Dime Community Bancshares Inc	687,261
8,800	EastGroup Properties Inc REIT	1,100,176
1,500	Encore Capital Group Inc(a)(b)	49,988
4,000	Enova International Inc(a)	83,000
21,900	Equity Commonwealth REIT	750,075
11,200	Essent Group Ltd	533,904
13,800	Federal Agricultural Mortgage Corp Class C	1,126,908
9,700	Financial Institutions Inc	292,746
134,400	First BanCorp	1,341,312
3,600	First Business Financial Services Inc	86,688
14,600	First Financial Northwest Inc	215,788
47,800	First Industrial Realty Trust Inc REIT	1,890,968
11,900	First of Long Island Corp	270,725
17,600	Flagstar Bancorp Inc	657,360
5,600	FS Bancorp Inc	294,000
3,300	Getty Realty Corp REIT	105,798
9,200	Great Southern Bancorp Inc	523,940
68,100	Hilltop Holdings Inc	1,626,909
650	Hingham Institution for Savings	122,850
3,600	Home Bancorp Inc	140,364
6,200	HomeStreet Inc(a)	169,384
800	IBERIABANK Corp	60,432
4,700	Independence Holding Co	181,373
1,700	Innovative Industrial Properties Inc REIT(b)	157,029
4,400	International FCStone Inc(a)	180,664
500	Investors Title Co	80,050
12,100	iStar Inc REIT(b)	157,905
1,500	Lakeland Financial Corp	65,970
4,600	Luther Burbank Corp	52,118
4,800	Macatawa Bank Corp	49,872
2,100	Marlin Business Services Corp	52,899
43,200	National Storage Affiliates Trust REIT	1,441,584
55,800	Navient Corp	714,240
2,500	Nelnet Inc Class A	159,000
2,000	NexPoint Residential Trust Inc REIT	93,520
6,200	Northrim BanCorp Inc	245,954
69,800	OFG Bancorp	1,528,620
2,300	Orrstown Financial Services Inc	50,370
30,600	Outfront Media Inc REIT	850,068

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
21,200	Paysign Inc(a)(b)	$ 214,120
2,800	PCB Bancorp	46,060
35,400	PennyMac Financial Services Inc(a)	1,075,452
3,300	PennyMac Mortgage Investment Trust REIT	73,359
33,700	Piedmont Office Realty Trust Inc REIT Class A	703,656
14,200	Popular Inc	767,936
850	PS Business Parks Inc REIT	154,658
23,900	Radian Group Inc	545,876
12,100	Regional Management Corp(a)	340,736
7,000	Republic Bancorp Inc Class A	304,150
44,000	Rexford Industrial Realty Inc REIT	1,936,880
31,900	Riverview Bancorp Inc	235,422
900	RMR Group Inc Class A	40,932
8,400	Safeguard Scientifics Inc(a)	95,256
3,000	Shore Bancshares Inc	46,230
5,100	Stifel Financial Corp	292,638
4,300	Terreno Realty Corp REIT	219,687
1,800	Territorial Bancorp Inc	51,444
16,300	Third Point Reinsurance Ltd(a)	162,837
10,800	Tiptree Inc	78,624
9,000	Two River Bancorp	186,840
17,400	United Community Banks Inc	493,290
5,200	Urstadt Biddle Properties Inc REIT Class A	123,240
1,100	Virtus Investment Partners Inc	121,627
7,000	Walker & Dunlop Inc	391,510
19,900	West Bancorporation Inc(b)	432,626
		39,187,897
Industrial — 10.74%
6,100	Advanced Drainage Systems Inc	196,847
1,700	American Woodmark Corp(a)	151,147
10,300	ArcBest Corp	313,635
18,800	Atkore International Group Inc(a)	570,580
8,500	Bel Fuse Inc Class B	127,755
4,800	Benchmark Electronics Inc	139,488
70,600	Builders FirstSource Inc(a)	1,452,595
34,500	Comtech Telecommunications Corp	1,121,250
13,400	Fabrinet(a)	700,820
23,500	General Finance Corp(a)	207,740
21,200	GrafTech International Ltd	271,360
82,400	Great Lakes Dredge & Dock Corp(a)	861,080
14,200	LB Foster Co Class A(a)	307,714
12,200	MasTec Inc(a)	792,147
14,700	Myers Industries Inc	259,455
11,100	Sanmina Corp(a)	356,421
4,100	Scorpio Tankers Inc	122,016
18,900	SEACOR Holdings Inc(a)	889,623
18,000	Tech Data Corp(a)	1,876,320
1,200	Timken Co	52,212
Shares		Fair Value
Industrial — (continued)
4,600	Tredegar Corp	$ 89,792
7,100	TriMas Corp(a)	217,615
		11,077,612
Technology — 4.54%
750	CACI International Inc Class A(a)	173,445
15,300	Cirrus Logic Inc(a)	819,774
37,100	Diebold Nixdorf Inc(a)	415,520
16,400	Digital Turbine Inc(a)	105,698
4,000	Diodes Inc(a)	160,600
22,800	Glu Mobile Inc(a)	113,772
7,300	Insight Enterprises Inc(a)	406,537
13,200	NetScout Systems Inc(a)	304,392
1,800	Progress Software Corp	68,508
2,100	Synaptics Inc(a)(b)	83,895
50,100	Unisys Corp(a)	372,243
7,900	Verint Systems Inc(a)	337,962
63,800	Xperi Corp	1,319,384
		4,681,730
Utilities — 3.79%
600	ALLETE Inc	52,446
9,100	Black Hills Corp	698,243
6,800	Genie Energy Ltd Class B(b)	50,728
3,400	Hawaiian Electric Industries Inc	155,074
1,700	NorthWestern Corp	127,585
1,200	ONE Gas Inc	115,332
10,600	Ormat Technologies Inc	787,474
6,600	PNM Resources Inc	343,728
21,100	Portland General Electric Co	1,189,407
4,400	Spire Inc	383,856
		3,903,873
TOTAL COMMON STOCK — 95.41% (Cost $96,329,000)		$98,365,784
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 4.31%
	U.S. Treasury Bills
$4,100,000	1.40%, 10/01/2019	4,100,000

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 350,000	1.85%, 03/12/2020(c)	$ 347,096
		4,447,096
Repurchase Agreements — 5.00%
1,223,311	Repurchase agreement (principal amount/value $1,225,157 with a maturity value of $1,225,239) with TD Securities (USA) Inc, 2.40%, dated 9/30/19 to be repurchased at $1,223,311 on 10/1/19 collateralized by Federal National Mortgage Association securities, 3.50% - 5.00%, 5/1/47 - 9/1/49, with a value of $1,249,660.(d)	1,223,311
1,223,311	Undivided interest of 2.09% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $1,223,311 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(d)	1,223,311
256,742	Undivided interest of 2.80% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $256,742 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 2.25%, 8/31/21 - 11/15/27, with a value of $9,347,857.(d)	256,742
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,223,311	Undivided interest of 6.08% in a repurchase agreement (principal amount/value $20,150,843 with a maturity value of $20,152,158) with BNP Paribas Securities Corp, 2.35%, dated 9/30/19 to be repurchased at $1,223,311 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 4.63%, 11/15/19 - 2/15/49, with a value of $20,553,860.(d)	$ 1,223,311
1,223,311	Undivided interest of 7.40% in a repurchase agreement (principal amount/value $16,558,989 with a maturity value of $16,560,056) with Bank of Montreal, 2.32%, dated 9/30/19 to be repurchased at $1,223,311 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.88%, 2/27/20 - 9/20/64, with a value of $16,890,170.(d)	1,223,311
		5,149,986
TOTAL SHORT TERM INVESTMENTS — 9.31% (Cost $9,597,082)		$9,597,082
TOTAL INVESTMENTS — 104.72% (Cost $105,926,082)		$107,962,866
OTHER ASSETS & LIABILITIES, NET — (4.72)%		$(4,865,962)
TOTAL NET ASSETS — 100.00%		$103,096,904

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Russell 2000 Mini Long Futures	57	USD	4,346,250	December 2019	$(134,368)
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$98,365,784	$—	$—	$98,365,784
Short Term Investments	—	9,597,082	—	9,597,082
Total Assets	$98,365,784	$9,597,082	$0	$107,962,866
Liabilities
Other Financial Investments:
Futures Contracts(a)	(134,368)	—	—	(134,368)
Total Liabilities	$(134,368)	$0	$0	$(134,368)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 34 futures contracts for the reporting period.

September 30, 2019